LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS PAYABLE
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

The components of loans payable as of September 30, 2025, and December 31, 2024, were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	September 30, 2025	December 31, 2024
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	0%	100,000	100,000
February 9, 2023	$10,000	Due on demand	0%	10,000	10,000
March 1, 2023	$50,000	Due on demand	0%	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	0%	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	0%	4,150	4,150
July 17, 2023	$50,000	Due on demand	0%	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	0%	2,000	2,000
December 26, 2023	$100,000	April 18, 2024	0%	100,000	100,000
February 9,2024	$1,000	Due on demand	0%	1,000	1,000
July 17, 2024	$37,000	January 15, 2025	5%	33,350	37,000
August 14, 2024	$64,000	January 15, 2025	5%	64,000	64,000
December 30, 2024	$1,000	Due on demand	0%	-	1,000
July 1, 2025	$10,000	July 1, 2026	15%	10,000	-
July 24, 2025	$4,000	Due on demand	0%	4,000	-
Total loans payable				$535,500	$526,150
Less: Unamortized debt discount				-	-
				535,500	526,150
Less: Current portion				535,500	526,150
Long-term portion				$-	$-

On December 26, 2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, non-secured, free interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the nine months ended September 30, 2025, and 2024, the Company borrowed $39,000 and $2,000 non-secured loans, free interest for a short period of one month and due on demand, repaid loans of $36,000 and $0, respectively.

During the nine months ended September 30,2025 and 2024, the Company borrowed $10,000 and $101,000 non-secured loans with annual interest of 15% and %5 and repaid $3,650 and $0, respectively.

As of September 30, 2025, and December 31, 2024, nine (9) and seven (7) loans with unpaid balance of $300,350 and $203,000 are in default, respectively.

During the nine months ended September 30, 2025, and 2024, the Company recognized interest and default penalty of $9,477 and $6,207 and amortization debt discount of $0 and $23,904, respectively.

As of September 30, 2025, and December 31, 2024, the Company had loans payable of $535,500 and $526,150, accrued interest of $32,860 and $23,382, respectively.

NOTE 6 – LOANS PAYABLE

The components of loans payable as of December 31,2024 and December 31,2023 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	0%	100,000	100,000
February 9, 2023	$10,000	Due on demand	0%	10,000	10,000
March 1, 2023	$50,000	Due on demand	0%	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	0%	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	0%	4,150	4,150
July 17, 2023	$50,000	Due on demand	0%	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	0%	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	0%	100,000	100,000
February 9,2024	$1,000	Due on demand	0%	1,000	-
July 17, 2024	$37,000	January 15, 2025	5%	37,000	-
August 14, 2024	$64,000	January 15, 2025	5%	64,000	-
December 30, 2024	$1,000	Due on demand	0%	1,000	-
Total loans payable				$526,150	$422,150
Less: Unamortized debt discount				-	(23,904)
				526,150	398,246
Less: Current portion				526,150	398,246
Long-term portion				$-	$-

During the years ended December 31,2024 and 2023, the Company borrowed $104,000 and $369,150 and repaid $0 and $0, respectively.

As of December 31,2024 and 2023, seven loans with unpaid balance of $203,000 are in default and the Company recorded applicable 5% penalty of $3,688 and $1,229, respectively.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000 and original issue discount (OID) of $25,000, received the amount of $75,000 in cash, interest free with maturity date of April 18, 2024. The debt discount is being amortized over the life of the note using the effective interest method.

On August 15,2024, the Company entered into a promissory note agreement with an investor for the principal amount of $101,000, received the amount of $101,000 in cash, with interest of 5% per annum and maturity date of January 15, 2025. In the event that the Company fails to make payment by due date, the lender will have the right to foreclose on two assets known as “the two Duffys” which together have value of $37,000. If foreclosure occurs, the reaming balance of $64,000 must be paid by January 15,2025.

During the years ended December 31,2024 and 2023, the Company recorded interest of $9,297 and $12,779, amortization of debt discounts of $23,904 and $1,096 respectively.

As of December 31,2024, and December 31,2023, the Company had loans payable of $526,150 and $422,150, accrued interest of $23,382 and $14,085 and amortization debt discount of $0 and $23,904, respectively.

NOTE 6 – LOANS PAYABLE

The components of loans payable as of December 31,2023 and December 31,2022 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-

During the years ended December 31,2023 and 2022, the Company borrowed $394,150 and $40,500 and repaid $0 and $12,500, respectively.

As of December 31,2023, five loans with unpaid balance of $93,000 are in default and the Company recorded applicable 5% penalty of $1,229.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, free of interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,779 and $1,306, amortization of debt discounts of $1,096 and $0 respectively.

As of December 31,2023, and December 31,2022, the Company had loans payable of $422,150 and $28,000, accrued interest of $14,085 and $1,306 and amortization debt discount of $23,904 and $0, respectively.